SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 99.9%	Value ($)

	Australia: 11.6%
7,454	Corporate Travel Management Ltd.	$131,749
3,691	JB Hi-Fi Ltd.	121,458
44,207	Metcash Ltd.	125,592
4,291	Sonic Healthcare Ltd.	126,126
		504,925
	China: 32.0%
163,000	China Construction Bank Corp. - H Shares	116,837
202,000	China Lilang Ltd.	117,546
67,000	China Medical System Holdings	122,214
16,500	China Merchants Bank Co., Ltd. - H Shares	131,518
54,500	China Overseas Land & Investment Ltd.	124,196
22,000	China Resources Gas Group Ltd.	115,586
22,600	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	132,135
1,116	NetEase Inc. - ADR	95,306
18,000	Ping An Insurance Group Company of China Ltd. - H Shares	123,126
5,900	Shenzhou International	125,659
38,400	Suofeiya Home Collection - A Shares	99,036
12,894	Zhejiang Supor Cookware - A Shares	93,404
		1,396,563
	Hong Kong: 5.2%
38,000	BOC Hong Kong Holdings Ltd.	114,712
13,297	Link REIT/The	114,015
		228,727

	India: 2.8%
6,541	Tech Machindra LTD	121,878

	Malaysia: 3.1%
138,800	Public Bank Bhd	134,938

	Singapore: 9.2%
58,354	Ascendas Real Estate Investment Trust - REIT	128,897
88,900	CapitaLand Mall Trust - REIT	132,877
6,186	DBS Group Holdings Ltd.	138,099
		399,873
	South Korea: 9.0%
9,498	Hanon Systems	125,492
17,332	Korean Reinsurance Co	139,886
1,887	KT&G Corp.	129,359
		394,737

Shares		Value ($)

	Taiwan: 18.5%
18,000	Catcher Technology Co., Ltd.	$108,305
16,000	Elite Material Co., Ltd.	125,009
30,517	Hon Hai Precision Industry Co., Ltd.	115,105
1,100	Largan Precision Co., Ltd.	86,536
9,000	Nien Made Enterprise Co., Ltd.	128,026
7,500	Novatek Microelectronics Corp.	110,461
1,191	Taiwan Semiconductor Manufacturing Co., Ltd.	132,975
		806,417

	Thailand: 2.8%
44,300	Tisco Financial Group PCL/Foreign	120,824

	United States: 5.7%
2,510	Aflac Inc.	130,846
941	QUALCOMM Inc.	121,370
		252,216

	Total Common Stocks (Cost $3,426,919)	$4,361,098

	Total Investments (Cost $3,426,919): 99.9%	4,361,098
	Other Assets in Excess of Liabilities - 0.1%	4,732
	Net Assets: 100.0%	$4,365,830

PCL - Public Company Limited

REIT - Real Estate Investment Trust